Note 14 - Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Voyage and Vessel Operating Expenses [Text Block]
14	Voyage and Vessel Operating Expenses:

The amounts in the accompanying consolidated statements of comprehensive loss are as follows:

Voyage Expenses	Year Ended December 31,
	2015	2016	2017
Port charges / other voyage expenses	27	-	10
Bunkers	27	20	15
Commissions	316	716	974
Total	370	736	999

Vessel Operating Expenses	Year Ended December 31,
	2015	2016	2017
Crew wages and related costs	3,090	6,885	9,228
Insurance	268	542	777
Repairs and maintenance	297	520	973
Spares and consumable stores	1,109	1,923	2,374
Registration and tonnage taxes (Note 16)	25	43	92
Total	4,789	9,913	13,444